Securities (Gross Realized Gains (Losses) on Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Securities [Abstract]
Available-for-sale Securities, Gross Realized Gains	$ 394	$ 570
Available-for-sale Securities, Gross Realized Losses	(4)	(4)
Available-for-sale Securities, Gross Realized Gain (Loss), Total	390	566
Held-to-maturity Securities, Sold Security, Realized Gain		7
Held-to-maturity Securities, Sold Security, Realized Gain (Loss), Total		7
Gain (Loss) on Sale of Securities, Net, Total	$ 390	$ 573